DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MMBTU	Dec. 31, 2020 USD ($) MMBTU
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 704	$ 540
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,800	1,300
Interest Rate Swap and Forward Starting Swap Contracts [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	28,600	30,200
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	200	3,900
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	27,100	27,000
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(53)	41
Gains (losses) on hedges of net investments in foreign operations, net of tax	367	28
Derivative, Notional Amount	63,083	39,284
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	757	850
Derivative, Notional Amount	$ 4,448	$ 2,081
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	246,375,000	121,468,000